Interest Costs - Additional Information (Detail) - USD ($)		8 Months Ended
	Oct. 15, 2021	Aug. 18, 2022	Oct. 14, 2021
Other Income and Expenses [Abstract]
Debt instrument face amount			$ 33,300,000
Debt instrument basis spread on variable rate	2.15%
Proceeds from long-term debt	$ 7,330,000
Debt instrument frequency of periodic payment	eleven semi-annual instalments
Debt instrument date of first required payment	Oct. 15, 2021
Debt instrument periodic payment	$ 500,000
Debt instrument periodic payment terms balloon payment to be paid	$ 1,830,000
Interest expense borrowings		$ 135,437
Weighted average interest of long term debt		4.00%